Concentration and risk (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member] - Exascale Labs Inc. [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Customer A [Member]
Concentration Risk [Line Items]
Concentration of credit risk	24.90%		24.60%		14.00%	12.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration of credit risk	11.80%	11.70%	22.30%	10.00%	12.50%
Customer C [Member]
Concentration Risk [Line Items]
Concentration of credit risk		13.70%		17.00%	10.20%
Customer D [Member]
Concentration Risk [Line Items]
Concentration of credit risk				10.20%		31.60%
Customer E [Member]
Concentration Risk [Line Items]
Concentration of credit risk				10.10%		11.90%
Customer F [Member]
Concentration Risk [Line Items]
Concentration of credit risk		15.60%				11.00%